As filed with the Securities and Exchange Commission on November 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Brooklyn Capital Management, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2011

Date of reporting period:  9/30/2011

Item 1. Schedule of Investments.

Special Opportunities Fund, Inc.
Portfolio of investments - September 30, 2011 (Unaudited)

INVESTMENT COMPANIES - 67.96%	Shares	Value
Closed-End Funds - 48.83%
Adams Express Company	276,839	$2,549,687
AllianceBernstein Income Fund	111,446	888,225
Alpine Global Premier Properties Fund	434,885	2,322,286
American Strategic Income Portfolio II	25,965	211,874
American Strategic Income Portfolio III	28,452	195,181
Bancroft Fund, Ltd.	41,401	612,735
BlackRock Credit Allocation Income Trust IV	58,814	675,185
Boulder Growth & Income Fund, Inc.	316,668	1,729,007
Boulder Total Return Fund, Inc. (a)	184,149	2,486,012
Diamond Hill Financial Trends Fund, Inc.	23,503	177,213
DWS RREEF Real Estate Fund, Inc. (a)(c)(f)(g)	126,913	11,803
DWS RREEF Real Estate Fund II, Inc. (a)(c)(f)(g)	201,612	28,830
Eaton Vance Risk-Managed Diversified Equity Income Fund	125,830	1,377,839
Federated Enhanced Treasury Income Fund	4,532	67,980
First Opportunity Fund, Inc. (a)	279,106	1,685,800
First Trust Strategic High Income Fund III	111,408	442,290
Gabelli Global Multimedia Trust, Inc.	421,652	2,639,542
The GDL Fund	33,327	397,258
The Greater China Fund, Inc.	32,172	313,999
The Ibero-America Fund, Inc.	83,394	467,840
Korea Equity Fund, Inc. (a)	10,361	115,940
Liberty All-Star Equity Fund, Inc.	1,216,118	4,986,083
Liberty All-Star Growth Fund, Inc.	349,392	1,257,811
LMP Capital and Income Fund, Inc.	85,386	977,670
Macquarie Global Infrastructure Total Return Fund, Inc.	80,776	1,237,488
Morgan Stanley Asia Pacific Fund, Inc.	33,095	464,323
Neuberger Berman Real Estate Securities Income Fund, Inc.	6,520	22,950
The New Ireland Fund, Inc.	188,171	1,324,724
Nuveen Multi-Strategy Income and Growth Fund 2	20,432	160,596
Royce Focus Trust, Inc.	17,500	105,700
Royce Micro-Cap Trust, Inc.	440,426	3,364,854
Royce Value Trust, Inc.	348,093	3,856,869
Shelton Greater China Fund (a)	82,342	487,465
SunAmerica Focused Alpha Growth Fund, Inc.	225,093	3,961,636
SunAmerica Focused Alpha Large-Cap Fund, Inc.	36,307	568,205
Tri-Continental Corporation	387,319	4,926,697
TS&W/Claymore Tax-Advantaged Balanced Fund	227,567	2,482,756
The Zweig Total Return Fund, Inc.	535,885	1,618,373
		51,200,726

Auction Rate Preferred Securities - 16.60% (b)(c)
BlackRock California Municipal 2018 Term Trust - Series M7, 0.259%	100	2,250,000
BlackRock Municipal 2018 Term Trust - Series W7, 0.244%	100	2,250,000
BlackRock Municipal Bond Trust - Series R7, 0.244%	75	1,687,500
BlackRock Municipal Bond Trust - Series T7, 0.244%	75	1,687,500
BlackRock Municipal Income Quality Trust - Series F7, 0.244%	60	1,350,000
BlackRock MuniHoldings Fund, Inc. - Series C, 1.335%	25	562,500
BlackRock MuniHoldings Fund II, Inc. - Series A, 0.244%	50	1,125,000
BlackRock New York Municipal Bond Trust - Series T7, 0.244%	52	1,300,000
Federated Premier Intermediate Municipal Income Fund - Series A, 0.055%	132	2,825,625
Invesco Quality Municipal Investment Trust - Series A, 0.066%	53	2,226,000
MFS High Yield Municipal Trust - Series F, 0.244%	1	18,750
Western Asset Premier Bond Fund - Series M, 0.060%	6	120,000
		17,402,875

Business Development Company - 2.53%
Capital Southwest Corporation	1,468	108,632
Equus Total Return, Inc. (a)	106,919	201,008
MVC Capital, Inc.	163,994	1,717,017
Prospect Capital Corporation	75,047	631,145
		2,657,802
Total Investment Companies (Cost $73,321,032)		71,261,403

COMMON STOCKS - 25.76%
Oil and Gas Field Exploration Services - 0.03%
Zion Oil & Gas, Inc. (a)(h)	14,090	27,616
Pharmaceuticals Preparations - 0.08%
Myrexis, Inc. (a)	31,255	85,639
Real Estate Investment Trusts - 0.51%
Gyrodyne Company of America, Inc. (a)	9,942	531,996
Special Purpose Acquisition Vehicle - 25.14%
Australia Acquisition Corporation (a)	250,000	2,427,500
Azteca Acquisition Corporation (a)(h)	189,924	1,899,240
Blue Wolf Mongolia Holdings Corporation (a)	50,273	481,615
Cazador Acquisition Corporation, Ltd. (a)	200,000	1,938,000
China Growth Equity Investment, Ltd. (a)	52,798	501,053
China VantagePoint Acquisition Company (a)(i)	27,130	153,285
Empeiria Acquisition Corporation (a)	182,343	1,825,253
FlatWorld Acquisition Corporation (a)(h)	105,702	1,004,169
Global Cornerstone Holdings, Ltd. (a)(h)	115,935	1,147,757
Global Eagle Acquisition Corporation (a)	54,028	513,266
Hicks Acquisition Company II, Inc. (a)	248,537	2,385,955
JWC Acquisition Corporation (a)	377,578	3,643,628
L&L Acquisition Corporation (a)	100,000	970,000
Lone Oak Acquisition Corp. (a)	81,430	627,011
Nautilus Marine Acquisition Corporation (a)	127,846	1,208,145
Prime Acquisition Corporation (a)	65,008	617,576
RLJ Acquisition, Inc. (a)	312,788	2,971,486
SCG Financial Acquisition Corporation (a)	154,865	1,455,731
Universal Business Payment Solutions Acquisition Corporation (a)(h)	100,000	591,000
		26,361,670
Total Common Stocks (Cost $27,182,778)		27,006,921

	Principal
	Amount
CORPORATE BONDS - 4.21%
Washington Mutual, Inc.
0.000%, 09/17/2012 (d)	$3,000,000	3,000,000
5.250%, 09/15/2017 (d)	1,300,000	1,417,000
Total Corporate Bonds (Cost $4,454,338)		4,417,000

CONVERTIBLE BONDS - 0.33%
RB Foods, Inc.
12.000%, 11/18/2011 (c)	350,000	350,000
Total Convertible Bonds (Cost $350,000)		350,000

STRUCTURED LIFE SETTLEMENT NOTES - 0.92%
Cedar Lane Series A-2 Notes (c)(f)	959,378	959,378
Total Structured Life Settlement Notes (Cost $959,378)		959,378

	Shares
WARRANTS - 0.66%
Australia Acquisition Corporation
Expiration: October 2015	250,000	62,500
Exercise Price: $11.50 (a)
Blue Wolf Mongolia Holdings Corporation
Expiration: July 2016	50,273	30,164
Exercise Price: $12.00 (a)
Cazador Acquisition Corporation, Ltd.
Expiration: October 2015	228,491	68,547
Exercise Price: $7.50 (a)
China Growth Equity Investment, Ltd.
Expiration: February 2013	52,798	18,479
Exercise Price: $12.00 (a)
FlatWorld Acquisition Corporation
Expiration: September 2012	30,248	9,074
Exercise Price: $11.00 (a)
Hicks Acquisition Company II, Inc.
Expiration: July 2017	200,000	90,000
Exercise Price: $12.00 (a)
JWC Acquisition Corporation
Expiration: November 2015	150,000	82,500
Exercise Price: $11.50 (a)
L&L Acquisition Corporation
Expiration: November 2015	100,000	42,000
Exercise Price: $11.50 (a)
Lone Oak Acquisition Corp.
Expiration: March 2016	81,430	24,429
Exercise Price: $5.00 (a)
Nautilus Marine Acquisition Corporation
Expiration: July 2016	127,846	38,354
Exercise Price: $11.50 (a)
Prime Acquisition Corporation
Expiration: March 2016	51,442	23,149
Exercise Price: $7.50 (a)
RLJ Acquisition, Inc.
Expiration: February 2016	353,462	141,385
Exercise Price: $12.00 (a)
SCG Financial Acquisition Corporation
Expiration: May 2016	154,865	54,203
Exercise Price: $11.50 (a)
Zion Oil & Gas, Inc.
Expiration: August 2012	20,170	5,646
Exercise Price: $3.50 (a)
Total Warrants (Cost $816,979)		690,430

MONEY MARKET FUNDS - 0.74%
Fidelity Institutional Government Portfolio - Class I, 0.01% (e)	391,443	391,443
Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (e)	387,689	387,689
Total Money Market Funds (Cost $779,132)		779,132
Total Investments (Cost $107,863,637) - 100.58%		105,464,264
Liabilities in Excess of Other Assets - (0.58)%		(604,281)
TOTAL NET ASSETS - 100.00%		$104,859,983

Percentage are stated as a percent of net assets.

(a) Non-income producing security.
(b)	The coupon rates shown represent the rates at September 30, 2011.
(c)	Fair valued securities. The total market value of these securities was $18,752,886, representing 17.88% of net assets.
(d)	Default or other conditions exist and security is not presently accruing income.
(e) The rate shown represents the 7-day yield at September 30, 2011.
(f) Illiquid security.
(g)	Security currently undergoing a full liquidation with all proceeds paid out to shareholders.
(h)	Each unit consists of one share of common stock and one warrant.
(i)	Each unit consists of one share of common stock, one half of a non-transferrable warrant and one half of a transferrable warrant.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities.  The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers.  Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities.  A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities.  If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”).  Various factors may be reviewed in order to make a good faith determination of a security’s fair value. The auction rate preferred securities and the structured life settlement notes are valued at cost, unless other observable market events occur. The purchase price, or cost, of these securities is arrived at through an arms length transaction between a willing buyer and seller in the secondary market and is indicative of the value on the secondary market. Current transactions in similar securities in the marketplace are evaluated. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions.  If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued.  The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)	Total
Investment Companies	$53,350,055	$508,473	$17,402,875	$71,261,403
Common Stocks	6,656,104	20,350,817	-	27,006,921
Corporate Bonds	-	4,417,000	-	4,417,000
Convertible Bonds	-	-	350,000	350,000
Structured Life Settlement Notes	-	-	959,378	959,378
Warrants	164,193	526,237	-	690,430
Money Market Funds	779,132	-	-	779,132
Total	$60,949,484	$25,802,527	$18,712,253	$105,464,264

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of December 31, 2010	$19,966,625
Accrued discounts / premiums	-
Realized gain (loss)	754,812
Change in unrealized appreciation (depreciation)	906,563
Purchases	3,314,375
Sales	(6,230,122)
Transfers in and / or out of Level 3	-
Balance as of September 30, 2011	$18,712,253

There were transfers from Level 1 to Level 2 of $8,008,339 using market value as of September 30, 2011. The transfers were due to lack of trading volume on September 30, 2011.  There were transfers from Level 2 to Level 1 of $6,701,396 using market value as of September 30, 2011. The transfers were due to increased trading volume on September 30, 2011. Transfers between levels are recognized at the end of the reporting period.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments                                                                        $107,863,637
Gross unrealized appreciation                                                           2,517,367
Gross unrealized depreciation                                                          (4,916,740)
Net unrealized depreciation                                                            $(2,399,373)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Special Opportunities Fund, Inc.

By (Signature and Title) /s/    Andrew Dakos
Andrew Dakos, President

Date   November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/    Andrew Dakos
                                                     Andrew Dakos, President

Date   November 28, 2011

By (Signature and Title)  /s/   Gerald Hellerman
Gerald Hellerman, Chief Financial Officer

Date  November 28, 2011